Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	30 years
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Audio visual licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years
Minimum | Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Maximum | Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years